Condensed Consolidated Statements of Operations (Loss) (Unaudited) (Parentheticals) - Related Party - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Services and fees
Total revenues	$ 1,319	$ 2,227	$ 9,168	$ 7,802	$ 18,575	$ 6,143
Fair value adjustments on loans
Total revenues	49	68,768	3,185	265,512	(328,671)	(36,788)
Interest Income - Loans
Total revenues	$ 647	$ 7,472	$ 1,818	$ 34,875	$ 33,186	$ 26,563